CAPITALIZATION - Schedule of Class V Activity (Details) - shares shares in Millions	5 Months Ended	12 Months Ended
	Feb. 03, 2017	Feb. 02, 2018	Sep. 06, 2016
Shares Outstanding
Shares outstanding, beginning (in shares)		778
Shares outstanding, ending (in shares)	778	769
Class V
Shares Outstanding
Shares outstanding, beginning (in shares)		209
Shares outstanding, ending (in shares)	209
Class V Common Stock Owners | Class V
Shares Outstanding
Shares outstanding, beginning (in shares)	223	209
Stock repurchased (in shares)		(10)
Shares outstanding, ending (in shares)	209	199
Interest in Class V Group	62.00%	61.00%	65.00%
DHI Group Owners | Class V
Retained Interest Outstanding
Authorized and unissued, beginning (in shares)	120	127
Retained interest shares, increase (decrease) (in shares)		0
Authorized and unissued, ending (in shares)	127	127
Interest in Class V Group	38.00%	39.00%	35.00%
DHI Group Repurchase Program | Class V Common Stock Owners | Class V
Shares Outstanding
Stock repurchased (in shares)	(7)
DHI Group Repurchase Program | DHI Group Owners | Class V
Retained Interest Outstanding
Retained interest shares, increase (decrease) (in shares)	7
Class V Group Repurchase Program | Class V Common Stock Owners | Class V
Shares Outstanding
Stock repurchased (in shares)	(7)
Class V Group Repurchase Program | DHI Group Owners | Class V
Retained Interest Outstanding
Retained interest shares, increase (decrease) (in shares)	0